Organization and Description of Business (Details) - USD ($) $ in Thousands			3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 26, 2021	Mar. 22, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Organization and Description of Business
Proceeds from merger	$ 242,400								$ 242,400
Accumulated deficit			$ 457,158						457,158		$ 388,096	$ 321,572	$ 234,289
Net loss			31,563	$ 17,198	$ 20,301	$ 17,760	$ 14,878	$ 17,674	69,062	$ 50,312	66,524	85,422
Cash and cash equivalents			$ 240,449						$ 240,449		$ 39,929	$ 93,713
Substantial Doubt about Going Concern, within One Year [true false]		true